Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock Options
Schedule of fair value of each option using the Black-Scholes option pricing model

	2021	2020
Approximate risk‑free rate	0.88%	1.26%
Volatility	42.47%	41.34%
Average expected life (years)	6 years	6 years
Dividend yield	0%	0%
Weighted‑average grant date fair value per share	$14.71	$0.53
Estimated fair value of total options granted	$14,484	$113

	2020		2019
Approximate risk-free rate	1.29%		1.92%
Volatility	43.92%		41.96%
Average expected life (years)	6	years	6	years
Dividend yield	0%		0%
Weighted-average grant date fair value	$0.84		$0.76
Estimated fair value of total options granted	$245,553		$505,620

Schedule of option activity under the Plan

			Weighted‑average
		Weighted‑average	Remaining
	Number of	Exercise Price	Contractual Term
Options	Shares	Per Share	(in years)
Outstanding on December 31, 2020	7,377,807	0.22	6.53
Granted	2,409,596	14.71
Exercised	(315,954)	0.32
Forfeited or expired	(42,673)	0.51
Outstanding on September 30, 2021	9,428,776	3.92	6.79
Outstanding on December 31, 2019	7,234,813	0.20	7.06
Granted	540,468	0.53
Exercised	(297,879)	0.07
Forfeited or expired	(31,172)	0.47
Outstanding on September 30, 2020	7,446,230	0.23	6.78
Exercisable on September 30, 2021	6,054,186	0.17	5.39
Exercisable on September 30, 2020	5,331,932	0.14	6.12

			Weighted-average
			Remaining
	Number of	Weighted-average	Contractual Term
Options	Shares	Exercise Price	(in years)
Outstanding at January 1, 2019	6,183,596	0.14	7.63
Granted	1,128,923	0.52
Exercised	(49,132)	0.16
Forfeited or expired	(28,574)	0.09
Outstanding at December 31, 2019	7,234,813	0.20	7.06

			Weighted-average
			Remaining
	Number of	Weighted-average	Contractual Term
Options	Shares	Exercise Price	(in years)
Outstanding at January 1, 2020	7,234,813	0.20	7.06
Granted	540,468	0.53
Exercised	(344,871)	0.07
Forfeited or expired	(52,603)	0.50
Outstanding at December 31, 2020	7,377,807	0.22	6.53
Exercisable at December 31, 2019	4,491,038	0.10	6.23
Exercisable at December 31, 2020	5,664,314	0.15	5.96